Business Segments - Schedule of Property and Equipment, Net by Country (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net	$ 367	$ 353
United States
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net	109	105
Japan
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net	106	94
United Kingdom
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net	75	82
Germany
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net	40	36
All other
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net	$ 37	$ 36